Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 27,095	€ 27,156	€ 27,071
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	32,687
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(5,592)
Operating segments [member] | France, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,364	14,364	14,364
Operating segments [member] | France, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,377
Operating segments [member] | France, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
Operating segments [member] | Europe (excluding France), operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	9,591	9,572	10,108
Operating segments [member] | Europe (excluding France), operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,591
Operating segments [member] | Europe (excluding France), operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(3,999)
Operating segments [member] | Spain, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,818	6,818	6,818
Operating segments [member] | Spain, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,933
Operating segments [member] | Spain, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(114)
Operating segments [member] | Poland, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	245	232	769
Operating segments [member] | Poland, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,883
Operating segments [member] | Poland, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,639)
Operating segments [member] | Orange Belgium [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	298	293	293
Operating segments [member] | Orange Belgium [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,011
Operating segments [member] | Orange Belgium [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Operating segments [member] | Orange Romania [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,291	1,291	1,291
Operating segments [member] | Orange Romania [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,806
Operating segments [member] | Orange Romania [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(515)
Operating segments [member] | Orange Slovensko [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Operating segments [member] | Orange Slovensko [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Operating segments [member] | Orange Moldova [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	83	63	62
Operating segments [member] | Orange Moldova [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	83
Operating segments [member] | Orange Luxembourg [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	68	68
Operating segments [member] | Orange Luxembourg [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Operating segments [member] | Orange Luxembourg [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(19)
Operating segments [member] | Africa and Middle-East, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,629	1,709	1,117
Operating segments [member] | Africa and Middle-East, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,549
Operating segments [member] | Africa and Middle-East, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(920)
Operating segments [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill			92
Operating segments [member] | Orange Egypt for Telecommunications and subsidiaries [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	521
Operating segments [member] | Orange Egypt for Telecommunications and subsidiaries [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(521)
Operating segments [member] | Orange Burkina Faso [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	448	439
Operating segments [member] | Orange Burkina Faso [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	448
Operating segments [member] | Orange Cote d'Ivoire [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Operating segments [member] | Orange Cote d'Ivoire [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Operating segments [member] | Orange Cote d'Ivoire [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Operating segments [member] | Jordan Telecom and subsidiaries [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	210	239	232
Operating segments [member] | Jordan Telecom and subsidiaries [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	261
Operating segments [member] | Jordan Telecom and subsidiaries [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(52)
Operating segments [member] | Medi Telecom [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	246	258	240
Operating segments [member] | Medi Telecom [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	246
Operating segments [member] | Orange Sierra Leone [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	181	220
Operating segments [member] | Orange Sierra Leone [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	181
Operating segments [member] | Orange RDC [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	187
Operating segments [member] | Orange RDC [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(187)
Operating segments [member] | Orange Cameroon [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	134
Operating segments [member] | Orange Cameroon [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Operating segments [member] | Orange Cameroon [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Operating segments [member] | Other African and Middle-East countries [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	125	134	44
Operating segments [member] | Other African and Middle-East countries [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	154
Operating segments [member] | Other African and Middle-East countries [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(28)
Operating segments [member] | Enterprise, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,493	1,496	1,467
Operating segments [member] | Enterprise, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,140
Operating segments [member] | Enterprise, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(648)
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	€ 15	€ 15
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	30
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ (12)